State Street Moderate ETF Portfolio Annual Fund Operating Expenses - State Street Moderate ETF Portfolio	Dec. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.50%
Class B
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.75%
Class E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.65%